Note 16 - Subsequent Events (Details Textual) - USD ($)							1 Months Ended	6 Months Ended	12 Months Ended
	May 15, 2017	Feb. 04, 2017	Feb. 03, 2017	Feb. 01, 2017	Jan. 24, 2017	Jan. 09, 2017	Mar. 03, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 13.50					$ 12.77	$ 91.50	$ 2,190
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			15,866					51,083	25,844	586
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			100.00%
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			6,675
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			5,853
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			3,338
Subsequent Event [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 12.75
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		15,867
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		100.00%
Subsequent Event [Member] | Series E Convertible Preferred Stock Convert to Common Stock [Member]
Conversion of Stock, Shares Converted						500,000
Conversion of Stock, Shares Issued						6,667
Subsequent Event [Member] | Series F Convertible Preferred Stock Convert to Common Stock [Member]
Conversion of Stock, Shares Converted							390
Conversion of Stock, Shares Issued							26,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		6,676
Subsequent Event [Member] | Board of Directors Chairman [Member]
Employment Agreement, Monthly Salary				$ 12,500
Employment Agreement, Monthly Car Allowance				$ 1,000
Subsequent Event [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		5,854
Subsequent Event [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		33,338
Stock Options, Employment Agreement [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 12.75
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	7,555				27,161
Stock Options, Employment Agreement [Member] | Vest on January 24, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					4,178
Stock Options, Employment Agreement [Member] | Vest in Eight Quarterly Installments During the Twenty-four Months Ending January 24, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					8,358
Stock Options, Employment Agreement [Member] | Vest Upon the Achievement of Three Consecutive Quarters of Positive Cash Flow [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					7,313
Stock Options, Employment Agreement [Member] | Vest Upon Sale of Earth Station Assets in Miami, Florida for Gross Proceeds Equal to or Greater than $15,000,000 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					7,312
Stock Options, Employment Agreement [Member] | Subsequent Event [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 12.75
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					27,161
Stock Options, Employment Agreement [Member] | Subsequent Event [Member] | Vest on January 24, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					4,178
Stock Options, Employment Agreement [Member] | Subsequent Event [Member] | Vest in Eight Quarterly Installments During the Twenty-four Months Ending January 24, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					8,358
Stock Options, Employment Agreement [Member] | Subsequent Event [Member] | Vest Upon the Achievement of Three Consecutive Quarters of Positive Cash Flow [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					7,313
Stock Options, Employment Agreement [Member] | Subsequent Event [Member] | Vest Upon Sale of Earth Station Assets in Miami, Florida for Gross Proceeds Equal to or Greater than $15,000,000 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					7,312
Stock Options, Employment Agreement [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Employment Agreement, Term					18 years
Employment Agreement, Automatic Renewal Term					1 year